Trade and other receivables (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Percentage of entity's revenue	26.00%	30.00%
Country of domicile [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%